Nature of the business	9 Months Ended
Sep. 30, 2024
Nature of the business [Abstract]
Nature of the business
Note 1. - Nature of the business
Atlantica Sustainable Infrastructure plc (“Atlantica” or the “Company”) is a sustainable infrastructure company with a majority of its business in renewable energy assets. Atlantica currently owns, manages and invests in renewable energy, storage, efficient natural gas and heat, electric transmission lines and water assets focused on North America (the United States, Canada and Mexico), South America (Peru, Chile, Colombia and Uruguay) and EMEA (United Kingdom, Spain, Italy, Algeria and South Africa). Its registered address is Great West House, GW1 Great West Road Brentford TW8 9DF, London (United Kingdom).
Atlantica’s shares trade on the NASDAQ Global Select Market under the symbol “AY”.

On May 27, 2024, Atlantica entered into a definitive agreement (the “Transaction Agreement”) pursuant to which a private limited company, Bidco, incorporated in England and Wales agreed, subject to the terms of the Transaction Agreement, to acquire 100% of the shares of Atlantica for $22 per share in cash. Bidco is controlled by funds managed by Energy Capital Partners and includes a large group of institutional co-investors. The transaction is to be completed pursuant to a scheme of arrangement under the Companies Act 2006 of the United Kingdom.

All regulatory approvals required in connection with the transaction (including clearance by the Committee on Foreign Investment in the United States and by the Federal Energy Regulatory Commission in the United States) have been received. The acquisition is still subject to sanction of the transaction by the High Court of Justice of England and Wales (the “Court”). As previously announced, due to the limited availability of court dates and the mutual desire of the parties to effect an orderly closing of the transaction, the parties agreed a date for the hearing of the Court to sanction the transaction on December 10, 2024. Closing is expected to take place two business days later, on December 12, 2024. In connection with the scheduling of the closing, Atlantica and Energy Capital Partners agreed on a maximum final cash dividend. Upon the completion of the acquisition, Atlantica will become a privately held company and its shares will no longer be listed on any public market. Some transaction costs, including financial advisors, transaction-related bonuses and long-term incentive plans are subject to the occurrence of closing. As such, these are contingent liabilities, which have therefore not been accrued for in these Consolidated Condensed Interim Financial Statements as of September 30, 2024 in accordance with IAS 37, Provisions, Contingent Liabilities and Contingent Assets.

On October 23, 2024, Bidco priced its 6.375% green senior notes due in 2032 in aggregate principal amount of $745 million, and 5.625% green senior notes due 2032 in aggregate principal amount of €500 million in connection with the proposed acquisition of Atlantica.

On March 22, 2024, the Company closed the acquisition of a 100% equity interest stake in two wind assets, UK Wind 1 and UK Wind 2, with a combined installed capacity of 32 MW in Scotland, United Kingdom. The assets are regulated under the UK green attribute regulation and are granted renewables obligation certificates until 2031 on average. The investment amounted to approximately $66 million and the assets currently do not have any project debt. These are Atlantica’s first operating assets in the UK, and the Company expects that the return from these assets will be enhanced by the use of the existing net operating loss carryforwards of the Company in the UK, in the upcoming years.

In April 2024, the Company acquired the Imperial project from Algonquin, a 100 MW PV + storage (4 hours) project in Southern California. On May 6, 2024, the project entered into a 15-year PPA with an investment grade Community Choice Aggregator as off-taker. Total investment is expected to be within the range of $320 million to $340 million, mostly in 2025 and 2026.

In May 2022, the Company agreed to develop and construct Honda 1 and 2, two PV assets in Colombia with a combined capacity of 20 MW, where it has a 50% ownership. Each plant has a 7-year PPA with Enel Colombia. Honda 1 entered into operation in December 2023 and Honda 2 entered into operation in July 2024.

In July 2022 the Company closed a 17-year transmission service agreement denominated in U.S. dollars that allowed to build a substation and a 2.4-miles transmission line connected to ATN transmission line serving a new mine in Peru (ATN Expansion 3). The substation reached commercial operation in August 2024. Atlantica´s investment has been approximately $12 million.

The following table provides an overview of the main operating assets the Company owned or had an interest in as of September 30, 2024:

Assets	Type	Ownership	Location	Currency(9)	Capacity (Gross)	Counterparty Credit Ratings(10)	COD*	Contract Years Remaining(18)

Solana	Renewable (Solar)	100%	Arizona (USA)	USD	280 MW	BBB+/Baa1/BBB+	2013	19
Mojave	Renewable (Solar)	100%	California (USA)	USD	280 MW	BB/ Ba1/BB+	2014	15
Coso	Renewable (Geothermal)	100%	California (USA)	USD	135 MW	Investment Grade(11)	1987-1989	17
Elkhorn Valley(16)	Renewable (Wind)	49%	Oregon (USA)	USD	101 MW	BBB/Baa1/--	2007	3
Prairie Star(16)	Renewable (Wind)	49%	Minnesota (USA)	USD	101 MW	--/A3/A-	2007	3
Twin Groves II(16)	Renewable (Wind)	49%	Illinois (USA)	USD	198 MW	BBB+/Baa1/--	2008	1
Lone Star II(16)	Renewable (Wind)	49%	Texas (USA)	USD	196 MW	N/A	2008	N/A
Chile PV 1	Renewable (Solar)	35%(1)	Chile	USD	55 MW	N/A	2016	N/A
Chile PV 2	Renewable (Solar)	35%(1)	Chile	USD	40 MW	Not rated	2017	6
Chile PV 3	Renewable (Solar)	35%(1)	Chile	USD	73 MW	Not rated	2014	10
Chile PMGD	Renewable (Solar)	49%	Chile	USD	9 MW(17)	A/A2/A-	2024	10
La Sierpe	Renewable (Solar)	100%	Colombia	COP	20 MW	Not rated	2021	11
La Tolua	Renewable (Solar)	100%	Colombia	COP	20 MW	Not rated	2023	9
Tierra Linda	Renewable (Solar)	100%	Colombia	COP	10 MW	Not rated	2023	9
Honda 1	Renewable (Solar)	50%	Colombia	COP	10 MW	BBB-/-/BBB	2023	6
Honda 2	Renewable (Solar)	50%	Colombia	COP	10 MW	BBB-/-/BBB	2024	7
Albisu	Renewable (Solar)	100%	Uruguay	UYU	10 MW	Not rated	2023	14
Palmatir	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB+/Baa1/BBB(12)	2014	10
Cadonal	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB+/Baa1/BBB(12)	2014	10
Melowind	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB+/Baa1/BBB(12)	2015	11
Mini-Hydro	Renewable (Hydraulic)	100%	Peru	USD	4 MW	BBB-/Baa1/BBB	2012	8
Solaben 2 & 3	Renewable (Solar)	70%(2)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	13/13
Solacor 1 & 2	Renewable (Solar)	87%(3)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	12/12
PS10 & PS20	Renewable (Solar)	100%	Spain	Euro	31 MW	A/Baa1/A-	2007&2009	8/10
Helioenergy 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2011	12/12
Helios 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2012	13/13
Solnova 1, 3 & 4	Renewable (Solar)	100%	Spain	Euro	3x50 MW	A/Baa1/A-	2010	11/11/11
Solaben 1 & 6	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2013	14/14
Seville PV	Renewable (Solar)	80%(4)	Spain	Euro	1 MW	A/Baa1/A-	2006	11
Italy PV 1	Renewable (Solar)	100%	Italy	Euro	1.6 MW	BBB/Baa3/BBB	2010	7
Italy PV 2	Renewable (Solar)	100%	Italy	Euro	2.1 MW	BBB/Baa3/BBB	2011	7
Italy PV 3	Renewable (Solar)	100%	Italy	Euro	2.5 MW	BBB/Baa3/BBB	2012	7
Italy PV 4	Renewable (Solar)	100%	Italy	Euro	3.6 MW	BBB/Baa3/BBB	2011	7
UK Wind 1	Renewable (Wind)	100%	United Kingdom	GBP	25 MW	AA/Aa3/AA-	2012	8
UK Wind 2	Renewable (Wind)	100%	United Kingdom	GBP	8 MW	AA/Aa3/AA-	2003	3
Kaxu	Renewable (Solar)	51%(5)	South Africa	Rand	100 MW	BB-/Ba2/BB-(13)	2015	10
Calgary	Efficient natural gas &heat	100%	Canada	CAD	55 MWt	~60% AA- or higher(14)	2010	11
ACT	Efficient natural gas & heat	100%	Mexico	USD	300 MW	BBB/B3/B+	2013	9

ATN(15)	Transmission line	100%	Peru	USD	381 miles	BBB-/Baa1/BBB	2011	16
ATS	Transmission line	100%	Peru	USD	569 miles	BBB-/Baa1/BBB	2014	19
ATN 2	Transmission line	100%	Peru	USD	81 miles	Not rated	2015	9
Quadra 1 & 2	Transmission line	100%	Chile	USD	49 miles/32 miles	Not rated	2014	10/10
Palmucho	Transmission line	100%	Chile	USD	6 miles	BBB/ -- /BBB+	2007	13
Chile TL3	Transmission line	100%	Chile	USD	50 miles	A/A2/A-	1993	N/A
Chile TL4	Transmission line	100%	Chile	USD	63 miles	Not rated	2016	47
Skikda	Water	34.20%(6)	Algeria	USD	3.5 M ft3/day	Not rated	2009	9
Honaine	Water	25.50%(7)	Algeria	USD	7 M ft3/day	Not rated	2012	13
Tenes	Water	51%(8)	Algeria	USD	7 M ft3/day	Not rated	2015	16

(1)	65% of the shares in Chile PV 1, Chile PV 2 and Chile PV 3 are indirectly held by financial partners through the renewable energy platform of the Company in Chile.
(2)	Itochu Corporation holds 30% of the shares in each of Solaben 2 and Solaben 3.
(3)	JGC holds 13% of the shares in each of Solacor 1 and Solacor 2.
(4)	Instituto para la Diversificación y Ahorro de la Energía (“Idae”) holds 20% of the shares in Seville PV.
(5)	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (“IDC”, 29%) and Kaxu Community Trust (20%).
(6)	Algerian Energy Company, SPA owns 49% of Skikda and Sacyr Agua, S.L. owns the remaining 16.8%.
(7)	Algerian Energy Company, SPA owns 49% of Honaine and Sacyr Agua, S.L. owns the remaining 25.5%.
(8)
Algerian Energy Company, SPA owns 49% of Tenes. The Company has an investment in Tenes through a secured loan to Befesa Agua Tenes (the holding company of Tenes) and the right to appoint a majority at the board of directors of the project company. Therefore, the Company controls Tenes since May 31, 2020, and fully consolidates the asset from that date.

(9)	Certain contracts denominated in U.S. dollars are payable in local currency.
(10)
Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch. Not applicable (“N/A”) when the asset has no PPA.

(11)
Refers to the credit rating of two Community Choice Aggregators: Silicon Valley Clean Energy and Monterrey Bar Community Power, both with A Rating from S&P and Southern California Public Power Authority. The third off-taker is not rated.

(12)	Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.
(13)	Refers to the credit rating of the Republic of South Africa. The off-taker is Eskom, which is a state-owned utility company in South Africa.
(14)	Refers to the credit rating of a diversified mix of 22 high credit quality clients (~60% AA- rating or higher, the rest is unrated).
(15)	Including ATN Expansion 1, 2 & 3.
(16)	Part of Vento II Portfolio.
(17)	9 MW of the 80 MW portfolio of Chile PMGD were already in operation as of September 30, 2024.
(18)	As of September 30, 2024.
(*)	Commercial Operation Date.

Additionally, Atlantica as of September 30, 2024, has the following assets under construction or ready to start construction in the short term:

Asset	Type	Location	Capacity (gross)(1)	Expected COD	Expected Investment(2) ($ million)	Off-taker
Coso Batteries 1	Battery Storage	California, US	100 MWh	2025	40-50	Investment grade utility
Coso Batteries 2	Battery Storage	California, US	80 MWh	2025	35-45	Investment grade utility
Chile PMGD	Solar PV	Chile	71 MW	2024-2025	33(4)	Regulated
Chile PV 3 Expansion	Battery storage	Chile	142 MWh	2024	14-15	Emoac
ATS Expansion 1	Transmission Line	Peru	n.a. (substation)	2025	31	Republic of Peru
Apulo 1(3)	Solar PV	Colombia	10 MW	2024	5.5	-
Caparacena	Solar PV	Spain	22 MW	2026	10-12	Electricity Distribution Company

(1)	Includes nominal capacity on a 100% basis, not considering Atlantica’s ownership.
(2)	Corresponds to the expected investment by Atlantica.
(3)	Atlantica owns 50% of the shares in Apulo 1.
(4)	Corresponds to Atlantica’s expected investment for the total 80 MW Chile PMGD portfolio.

In October 2023, the Company entered into two 15-year tolling agreements (PPAs) with an investment grade utility for Coso Batteries 1 and Coso Batteries 2. Under each of the tolling agreements, Coso Batteries 1 and 2 will receive fixed monthly payments adjusted by the financial settlement of CAISO’s (California Independent System Operator) Day-Ahead market. In addition, the Company expects to obtain revenue from ancillary services in each of the assets.

Coso Batteries 1 is a standalone battery storage project of 100 MWh (4 hours) capacity, located inside Coso, its geothermal asset in California. Additionally, Coso Batteries 2 is a standalone battery storage project with 80 MWh (4 hours) capacity also located inside Coso. The investment is expected to be in the range of $40 million to $50 million for Coso Batteries 1, and in the range of $35 to $45 million for Coso Batteries 2. Both projects were fully developed in-house and are now under construction. Atlantica has closed a contract with Tesla for the procurement of the batteries. COD is expected in 2025 for both projects.

In November 2022, the Company closed the acquisition of a 49% interest, with joint control, in an 80 MW portfolio of solar PV projects in Chile, Chile PMGD, which is currently under construction. Atlantica´s economic rights are expected to be approximately 70%. Total investment in equity and preferred equity is expected to be approximately $33 million and COD is expected to be progressive in 2024 and 2025. Revenue for these assets is regulated under the Small Distributed Generation Means Regulation Regime (“PMGD”) for projects with a capacity equal or lower than 9 MW, which allows to sell electricity through a stabilized price. The Company is experiencing some delays and cost overruns in the construction in some assets, and as a result, recorded an impairment loss of $11.4 million in the consolidated condensed statement of profit or loss as of September 30, 2024 (Note 7).

In July 2023, as part of the New Transmission Plan Update in Peru, the Ministry of Energy and Mines published the Ministerial Resolution that enables to start construction of ATS Expansion 1 project, consisting in the reinforcement of two existing substations with new equipment. The expansion will be part of the existing concession contract, a 30-year contract with a fixed-price tariff base denominated in U.S. dollars adjusted annually in accordance with the U.S. Finished Goods Less Foods and Energy Index as published by the U.S. Department of Labor. Given that the concession ends in 2044, Atlantica will be compensated with a one-time payment for the remaining 9 years of concession. The expansion is expected to enter in operation in 2025 and the investment is expected to be approximately $31 million.

In April 2024, Chile PV 3 signed a 10-year PPA covering part of the production of the PV plant in operation and the 142 MWh battery storage expansion under construction.

In May 2024, Atlantica entered into a 10-year PPA for Caparacena, which is a 27.5 MWDC/22 MWAC project in Spain. Investment is expected to be between $10 million and $12 million, with COD expected in early 2026.

Chile PV 2 event of default

Due to low electricity prices in Chile, the project debt of Chile PV 2, where the Company owns a 35% equity interest, is under an event of default as of September 30, 2024. As a result, although Atlantica does not expect an acceleration of the debt to be declared by the credit entities, Chile PV 2, did not have a right to defer the settlement of the debt for at least twelve months as of December 31, 2023 and September 30, 2024, and therefore the project debt, which amounts to $23 million as of September 30, 2024 (Note 16), was classified as current in these Consolidated Condensed Interim Financial Statements in accordance with International Accounting Standards 1 (“IAS 1”), “Presentation of Financial Statements”. The Company is, together with the partner, in conversations with the banks, regarding a potential plan for the plant.